Remuneration and other benefits paid to the Bank’s directors and senior managers (Tables)	12 Months Ended
Dec. 31, 2024
Remuneration And Other Benefits Paid To The Bank's Directors And Senior Managers [Abstract]
Schedule summarising annual emolument
In accordance with the remuneration policy approved at the general shareholders' meeting on 22 March 2024, the annual allotment for board and committee membership are for the same amounts for annual allotments as those initially established for 2023, except for the responsible banking, sustainability and culture committee, which was updated to EUR 28,000 ,thus equalizing its remuneration to other committees of mandatory existence, considering the importance and complexity of the matters addressed in it. Each director received the amounts for serving on the board and its committees and positions held in them included in the chart below for 2023 and 2024:

Amount per director in euros	2024	2023
Members of the board of directors	98,000	98,000
Members of the executive committee	170,000	170,000
Members of the audit committee	43,000	43,000
Members of the appointments committee	28,000	28,000
Members of the remuneration committee	28,000	28,000
Members of the risk supervision, regulation and compliance committee	43,000	43,000
Members of the responsible banking, sustainability and culture committee	28,000	18,000
Members of the innovation and technology committee	28,000	28,000
Chair of the audit committee	70,000	70,000
Chair of the appointments committee	50,000	50,000
Chair of the remuneration committee	50,000	50,000
Chair of the risk supervision, regulation and compliance committee	70,000	70,000
Chair of the responsible banking, sustainability and culture committee	50,000	50,000
Chair of the innovation and technology committee	70,000	70,000
Lead independent directorA	110,000	110,000
Non-executive Vice Chair	30,000	30,000
A.Glenn Hutchins has been allocated EUR 700,000 (including annual allowances and attendance fees) in minimum total annual pay set for the required time and dedication to perform his roles.

Schedule summarising attendance fees	So the amounts for 2024 and 2023 are as follows:

Attendance fees per director per meeting in euros	2024	2023
Board of directors	2,704	2,600
Audit committee and risk supervision, regulation and compliance committee	1,768	1,700
Other committees (excluding executive committee)	1,560	1,500

Schedule summarising short-term remuneration (excluding remuneration subject to long-term objectives)
The detail, by bank director, of the short-term (immediate) and deferred (not subject to long-term goals) remuneration for 2024 and 2023 is provided below:

EUR thousand
	2024
	Bylaw-stipulated emoluments
	Annual emolument
	BoardF	Executive committee	Audit[1] committee	Nomination committee[2]	Remuneration committee	Risk supervision, regulation and compliance oversight committee[3]	Responsible banking, sustainability and culture committee[4]	Innovation and technology committee[5]	Attendance fees and commissions
Ana Botín	98	170	—	—	—	—	—	44	56
Héctor Grisi	98	170	—	—	—	—	—	28	56
José Antonio Álvarez	128	170	—	—	—	—	—	28	56
Glenn Hutchins	415	—	—	28	78	—	—	82	97
Bruce Carnegie-BrownA	22	—	—	18	6	—	—	—	31
Homaira Akbari	98	—	43	—	—	—	28	28	88
Javier BotínB	98	—	—	—	—	—	—	—	46
Sol Daurella	98	—	—	28	28	—	50	—	88
Henrique de Castro	98	—	43	—	28	—	—	28	103
Gina Díez	98	—	—	28	—	—	28	—	71
Luis Isasi	98	170	—	—	28	43	—	—	101
Ramiro MatoC	48	83	21	—	—	21	38	—	60
Belén Romana	98	170	43	67	—	59	6	28	128
Pamela Walkden	98	—	59	—	—	97	22	—	105
Germán de la Fuente	98	—	97	—	—	43	—	—	100
Carlos BarrabésD	50	—	—	14	—	—	18	14	31
Antonio WeissE	50	—	—	—	—	—	—	—	22
Total 2024	1,791	933	306	183	168	263	190	280	1,240
Total 2023	1,700	1,147	328	162	191	285	139	287	1,096
A. Stepped down as director on 22 March 2024.
B. All amounts received were reimbursed to Fundación Botín.
C. Stepped down as director on 27 June 2024.
D. Director and member of the NC, RBSCC and ITC since 27 June 2024.
E. Director since 27 June 2024.
F. Also includes emoluments for other roles in the board.
Changes in the chairship of the committees:
1.Germán de la Fuente was appointed Chair of the AC on 23 March 2024 replacing Pamela Walkden.
2.Belén Romana was appointed Chair of the NC on 23 March 2024, succeeding Bruce Carnegie-Brown.
3.Pamela Walkden was appointed Chair of the RSRCC on 23 March 2024, replacing Belén Romana.
4.Sol Daurella assumed the chairship of the RBSCC on 23 July 2024. Pamela Walkden joined to the RBSCC on 23 March 2024, replacing Belén Romana.
5.Glenn Hutchins was appointed Chair of ITC on 23 March 2024, replacing Ana Botín.

Other remuneration includes EUR 1,000 thousand for the role as non-executive Chair of the Santander España business unit and for attending its board and committee meetings for Luis Isasi. For José Antonio Álvarez, this amount includes remuneration as strategic advisor of Grupo Santander, life and health insurance contributions (EUR 856 thousand) and the supplement for having waived the death and disability policy (EUR 710 thousand).

	2024									2023

	Short-term and deferred (not subject to long-term goals) salaries of executive directors

	Fixed	Variable - immediate payment		Deferred variable
		In cash	In instruments	In cash	In instruments	Total	Pension contribution	Other remuneration	Total	Total
Ana Botín	3,435	1,851	1,851	1,110	1,111	9,358	1,339	1,062	12,127	11,544
Héctor Grisi	3,150	1,279	1,279	767	768	7,243	1,105	437	9,137	8,257
José Antonio Álvarez	—	—	—	—	—	—	—	3,316	3,698	3,553
Glenn Hutchins	—	—	—	—	—	—	—	—	700	372
Bruce Carnegie-BrownA	—	—	—	—	—	—	—	—	78	576
Homaira Akbari	—	—	—	—	—	—	—	—	285	265
Javier BotínB	—	—	—	—	—	—	—	—	144	137
Sol Daurella	—	—	—	—	—	—	—	—	292	249
Henrique de Castro	—	—	—	—	—	—	—	—	300	284
Gina Díez	—	—	—	—	—	—	—	—	225	211
Luis Isasi	—	—	—	—	—	—	—	1,000	1,440	1,417
Ramiro MatoC	—	—	—	—	—	—	—	—	271	518
Belén Romana	—	—	—	—	—	—	—	—	599	572
Pamela Walkden	—	—	—	—	—	—	—	—	381	341
Germán de la Fuente	—	—	—	—	—	—	—	—	338	271
Carlos BarrabésD	—	—	—	—	—	—	—	—	128	—
Antonio WeissE	—	—	—	—	—	—	—	—	72	—
Total 2024	6,585	3,130	3,130	1,877	1,879	16,601	2,444	5,815	30,214	—
Total 2023	6,271	3,000	3,000	1,800	1,800	15,871	2,110	5,251		28,567
Footnotes in previous table.

The table below includes the amounts relating to the short-term remuneration of the members of senior management at 31 December 2024 and those at 31 December 2023, excluding the remuneration of the executive directors, which is detailed above. This amount has been reduced by 39% compared to that reported in 2014 (EUR 80,792 thousand):

EUR thousand
		Short-term salaries and deferred remuneration
			Variable remuneration (bonus) - Immediate payment			Deferred variable remuneration
Year	Number of persons	Fixed	In cash	In instruments[2]		In cash	In instruments[3]	Pensions	Other remuneration[1]	Total
2024	14	16,466	7,376	7,377		3,319	3,320	4,520	7,153	49,531
2023	14	17,109	7,355	7,356	—	3,219	3,220	4,775	7,135	50,169
1.    Includes other remuneration items such as life and medical insurance premiums and localization aids and lastly RSUs from PagoNxt S.L., for his work as a director in said entity.
2.    The amount of immediate payment for 2024 is 1,611,965 shares (1,567,930 Santander shares and 1,386,491 share options in 2023).
3.    The deferred amount in instruments not linked to long-term objectives for 2024 is 725,399 shares ( 700,305 Santander shares and 554,597 share options in 2023).

Schedule summarising remuneration related to multi-annual variable objectives
Following is the detail by executive director of the salaries linked to multi-year objectives at their fair Value, which will only be received if the conditions of permanence in the Group, non-applicability of malus clauses and achievement of the established objectives are met (or, as the case may be, of the minimum thresholds thereof, with the consequent reduction of amount agreed-upon at the end of the year) in the terms described in Note 46.

EUR thousand
	2024				2023
	Variable subject to long-term objectives[1]
	In cash	In shares	In RSUs	Total	Total
Ana Botín	1,166	956	210	2,332	2,243
Héctor Grisi	806	629	176	1,611	1,537
Total	1,972	1,585	386	3,943	3,780
1. Corresponds with the fair value of the maximum amount they are entitled to in a total of 3 years: 2028, 2029 and 2030, subject to conditions of continued service, with the exceptions provided, and to the non-applicability of malus clauses and achievement of the objectives established.
These remuneration payments shall be received, as the case may be, in the corresponding deferral periods, upon achievement of the conditions stipulated for each payment (see note 46):

EUR thousand
		Variable remuneration subject to long-term objectives[1]
Year	Number of people	Cash payment	Instrument payment	Total
2024	14	3,485	3,486	6,971
2023	14	3,380	3,381	6,761
1.    Relates to the fair value of the maximum annual amounts for years 2028, 2029 and 2030 of the ninth cycle of the deferred conditional variable remuneration plan (2027, 2028 and 2029 for the eighth cycle of the deferred variable compensation plan linked to annual objectives for the year 2023).

Schedule summarising remuneration related to provisions for retirement pensions and supplementary benefits	The provisions recognised in 2024 and 2023 for retirement pensions were as follows:

EUR thousand
	2024	2023
Ana Botín	1,339	1,144
Héctor Grisi	1,105	966
Total	2,445	2,110

Schedule summarising remuneration related to welfare system
Following is a detail of the balances relating to each of the directors under the welfare system as of 31 December 2024 and 2023:

EUR thousand
	2024	2023
Ana Botín	54,731	49,257
Héctor Grisi	1,299	585
José Antonio Álvarez	20,326	19,495
Total	76,356	69,338

Schedule summarising remuneration related to life and disability insurance	Also, the following table provides information on the sums insured for the Bank’s directors:

Insured capital
EUR thousand
	2024	2023
Ana Botín	21,525	21,054
Héctor Grisi	12,600	50
José Antonio Álvarez	11,215	11,910
Total	45,340	33,014

Schedule summarising shares assigned for deferred variable remuneration plans

Share-based variable remuneration
	Maximum number of shares to be delivered at January 1,2023	Shares delivered in 2023 (immediate payment 2022 variable remuneration)	Shares delivered in 2023 (deferred payment 2021 variable remuneration)	Shares delivered in 2023 (deferred payment 2020 variable remuneration)	Shares delivered in 2023 (deferred payment 2019 variable remuneration)	Shares delivered in 2023 (deferred payment 2018 variable remuneration)	Variable remuneration 2023 (Maximum number of shares to be delivered)
2018 variable remuneration
Ana Botín	68,800	—	—	—	—	(34,400)	—
José Antonio Álvarez	45,975	—	—	—	—	(22,988)	—
	114,776					(57,388)
2019 variable remuneration
Ana Botín	106,357	—	—	—	(35,452)	—	—
José Antonio Álvarez	71,079	—	—	—	(23,693)	—	—
	177,435				(59,145)
2020 variable remuneration
Ana Botín	149,095	—	—	(37,274)	—	—	—
José Antonio Álvarez	80,983	—	—	(20,246)	—	—	—
	230,078			(57,520)
2021 variable remuneration
Ana Botín	888,373	—	(177,675)	—	—	—	—
José Antonio Álvarez	599,555	—	(119,911)	—	—	—	—
	1,487,928		(297,586)
2022 variable remuneration
Ana Botín	631,829	(273,410)	—	—	—	—	—
José Antonio Álvarez	426,475	(184,521)	—	—	—	—	—
	1,058,305	(457,931)
2023 variable remuneration
Ana Botín	—	—	—	—	—	—	1,127,209
José Antonio Álvarez	—	—	—	—	—	—	749,143
							1,876,352
2024 variable remuneration[1]
Ana Botín	—	—	—	—	—	—	—
Héctor Grisi	—	—	—	—	—	—	—

1.For each director, 40% of the shares indicated correspond to the short-term variable (or immediate payment). The remaining 60% is deferred for delivery, where appropriate, by fifths in the next five years, the last three being subject to the fulfilment of multiannual objectives.

Maximum number of shares to be delivered at December 31, 2023	Instruments matured but not consolidated at January 1, 2024[2]	Shares delivered in 2024 (immediate payment 2023 variable remuneration)	Shares delivered in 2024 (deferred payment 2022 variable remuneration)	Shares delivered in 2024 (deferred payment 2021 variable remuneration)	Shares delivered in 2024 (deferred payment 2020 variable remuneration)	Shares delivered in 2024 (deferred payment 2019 variable remuneration)	Shares delivered in 2024 (deferred payment 2018 variable remuneration)	Variable remuneration 2024 (Maximum number of shares to be delivered)	Maximum number of shares to be delivered at December 31, 2024

34,400	—	—	—	—	—	—	(34,400)	—	—
22,988	—	—	—	—	—	—	(22,988)	—	—
57,388							(57,388)

70,905	—	—	—	—	—	(35,452)	—	—	35,452
47,386	—	—	—	—	—	(23,693)	—	—	23,693
118,290						(59,145)			59,145

111,821	(18,674)	—	—	—	(31,049)	—	—	—	62,098
60,737	(10,143)	—	—	—	(16,865)	—	—	—	33,729
172,558	(28,817)				(47,914)				95,827

710,698	—	—	—	(177,675)	—	—	—	—	533,023
479,644	—	—	—	(119,911)	—	—	—	—	359,733
1,190,342				(297,586)					892,756

358,419	—	—	(62,334)	—	—	—	—	—	296,085
241,954	—	—	(42,079)	—	—	—	—	—	199,875
600,374			(104,413)						495,961

1,127,209	—	(469,286)	—	—	—	—	—	—	657,923
749,143	—	(321,645)	—	—	—	—	—	—	427,498
1,876,352		(790,931)							1,085,421

—	—	—	—	—	—	—	—	976,463	976,463
—	—	—	—	—	—	—	—	656,032	656,032
								1,632,495	1,632,495

2.The levels of achievement of the multi-year metrics of the long-term variable remuneration plans:

1) Sixth cycle of the deferred multi-year objectives variable remuneration plan (2021): 91.6% of achievement for the period 2021-2023.
a. CET1 metric at 100% of achievement for 2023 year-end period (target 12.00%). Weight of 33.3%.
b. Underlying BPA growth at 150% of achievement (target growth of 100%). Weight of 33.3%.
c. TSR metric at 25% of achievement (target of 33 to 66 percentile). Weight of 33.3%.

2) Fifth cycle of the deferred multi-year objectives variable remuneration plan (2020): 83.0% of achievement for the period 2020-2022.
a. CET1 metric at 100% of achievement for 2022 year-end period (target 12.00%). Weight of 33.3%.
b. Underlying BPA growth at 150% of achievement (target growth of 10%). Weight of 33.3%.
c. TSR metric at 0% of achievement (minimum target of 33% not reached). Weight of 33.3%.

3) Forth cycle of the deferred multi-year objectives variable remuneration plan (2019): 33.3% of achievement for the period 2019-2021.
a. CET1 metric at 100% of achievement for 2021 year-end period (target 12.00%). Weight of 33.3%.
b. Underlying BPA growth at 0% of achievement (target growth of 15%). Weight of 33.3%.
c. TSR metric at 0% of achievement (minimum target of 33% not reached). Weight of 33.3%.

Schedule summarising the cash paid for awards
Furthermore, the maximum number of RSUs of PagoNxt, S.L. to be delivered under the current plan is 10,621 and 8,921 units for Ana Botín and Héctor Grisi, respectively.
In addition, the table below shows the cash delivered in 2024 and 2023, by way of either immediate payment or deferred payment, in the latter case once the Board had determined, at the proposal of the remuneration committee, that one-fifth relating to each plan had accrued:

EUR thousand
	2024		2023
	Cash paid (immediate payment 2023 variable remuneration)	Cash paid (deferred payments from 2022, 2021, 2020 and 2019 variable remuneration)	Cash paid (immediate payment 2022 variable remuneration)	Cash paid (deferred payments from 2021, 2020, 2019 and 2018 variable remuneration)
Ana Botín	1,780	1,419	1,689	1,117
Héctor Grisi	1,220	863	1,823	697
José Antonio Álvarez	0	945	1,140	737
Total	3,000	3,228	4,651	2,551

Schedule summarising maximum number of shares to be delivered and actual number of shares delivered	Also set forth below is information on the deliveries, whether in shares or in cash, made in 2024 and 2023 to former board members, upon achievement of the conditions for the receipt thereof (see note 46):

Maximum number of shares to be delivered
	2024	2023
Deferred conditional variable remuneration plan and linked to objectives (2018)	—	29,860
Deferred conditional variable remuneration plan and linked to objectives (2019)	24,490	48,980
Deferred conditional variable remuneration plan and linked to objectives (2020)	71,024	106,536
Deferred conditional variable remuneration plan and linked to objectives (2021)	206,100	300,000
Deferred conditional variable remuneration plan and linked to objectives (2022)	—	—
Deferred conditional variable remuneration plan and linked to objectives (2023)	—	—

Number of shares delivered
	2024	2023
Deferred conditional variable remuneration plan and linked to objectives (2017)	—	6,145
Deferred conditional variable remuneration plan and linked to objectives (2018)	29,860	29,860
Deferred conditional variable remuneration plan and linked to objectives (2019)	24,490	24,490
Deferred conditional variable remuneration plan and linked to objectives (2020)	35,512	42,632
Deferred conditional variable remuneration plan and linked to objectives (2021)	12,911	75,000
Deferred conditional variable remuneration plan and linked to objectives (2022)	—	—
Deferred conditional variable remuneration plan and linked to objectives (2023)	—	—
The maximum number of Santander shares that the members of senior management at each plan grant date (excluding executive directors) were entitled to receive as of 31 December 2024 and 31 December 2023 relating to the deferred portion under the various plans then in force is the following (see note 46):

Maximum number of shares to be delivered
	2024	2023
Deferred conditional variable remuneration plan and linked to objectives (2018)	—	72,734
Deferred conditional variable remuneration plan and linked to objectives (2019)	71,294	176,704
Deferred conditional variable remuneration plan and linked to objectives (2020)	370,522	728,200
Deferred conditional variable remuneration plan and linked to objectives (2021)	966,680	1,824,824
Deferred conditional variable remuneration plan and linked to objectives (2022)	1,430,464	2,320,032
Deferred conditional variable remuneration plan and linked to objectives (2023)	1,395,815	—
Since the conditions established in the corresponding deferred share-based remuneration schemes for prior years had been met, the following number of Santander shares was delivered in 2024 and 2023 to the senior management, in addition to the payment of the related cash amounts:

Number of shares delivered
	2024	2023
Deferred conditional variable remuneration plan and linked to objectives (2017)	—	11,046
Deferred conditional variable remuneration plan and linked to objectives (2018)	57,730	72,734
Deferred conditional variable remuneration plan and linked to objectives (2019)	71,294	88,352
Deferred conditional variable remuneration plan and linked to objectives (2020)	185,261	292,737
Deferred conditional variable remuneration plan and linked to objectives (2021)	351,777	456,206
Deferred conditional variable remuneration plan and linked to objectives (2022)	357,615	2,070,634
Deferred conditional variable remuneration plan and linked to objectives (2023)	1,212,984	—

Schedule of direct risk exposure to bank's directors and the guarantees provided	These transactions were made on terms equivalent to those that prevail in arm’s-length transactions or the related compensation in kind was recognized:

EUR thousand
	2024			2023
	Loans and credits	Guarantees	Total	Loans and credits	Guarantees	Total
Ana Botín	—	—	—	26	—	26
Héctor Grisi	—	—	—	8	—	8
José Antonio Álvarez	—	—	—	4	—	4
Glenn Hutchins	—	—	—	—	—	—
Antonio Francesco Weiss B	—	—	—	—	—	—
Belén Romana	—	—	—	—	—	—
Bruce Carnegie-Brown A	—	—	—	—	—	—
Germán de la Fuente	—	—	—	—	—	—
Gina Díez Barroso	5	—	5	1	—	1
Henrique de Castro	—	—	—	—	—	—
Homaira Akbari	—	—	—	—	—	—
Javier Botín	—	—	—	4	—	4
Juan Carlos Barrabés C	138	—	138	—	—	—
Luis Isasi	—	—	—	—	—	—
Pamela Walkden	—	—	—	—	—	—
Ramiro Mato D	—	—	—	—	—	—
Sol Daurella	—	—	—	51	—	51
	143	—	143	94	—	94
A.Ceased as director of Banco Santander, S.A. on 22 March 2024.
B.Director since 27 June 2024.
C.Director since 27 June 2024.
D.Ceased as director of Banco Santander, S.A. on 27 June 2024 .

	2024
EUR Million	Gross amount	Of which: impaired
Home purchase loans to families	59,316	789
Without mortgage collateral	208	11
With mortgage collateral	59,108	778

	2023
EUR Million	Gross amount	Of which: impaired
Home purchase loans to families	61,097	924
Without mortgage collateral	215	16
With mortgage collateral	60,882	908

	2022
EUR Million	Gross amount	Of which: impaired
Home purchase loans to families	63,688	1,088
Without mortgage collateral	288	24
With mortgage collateral	63,400	1,064

	2024
EUR Million	Gross amount	Excess of gross exposure over maximum recoverable amount of effective collateral	Specific allowance
Financing for construction and property development (including land) (business in Spain)	2,545	278	28
Of which impaired	58	6	21
Memorandum items written-off assets	338

Memorandum items: Data from the public consolidated balance sheet
2024
EUR Million	Carrying amount
Total loans and advances to customers excluding the Public sector (business in Spain) (Book value)	235,824
Total consolidated assets (Total business) (Book value)	1,837,081
Impairment losses and credit risk allowances. Coverage for unimpaired assets (business in Spain)	1,132
The following table shows the detail of the assets foreclosed by the businesses in Spain at the end of 2024:

	2024
EUR Million	Gross carrying amount	Valuation adjustments	Of which impairment losses on assets since time of foreclosure	Net Carrying amount
Property assets arising from financing provided to construction and property development companies	4,329	2,456	1,804	1,873
Of which:
Completed buildings	707	452	382	255
Residential	197	106	87	91
Other	510	346	295	164
Buildings under construction	95	41	30	54
Residential	—	—	—	—
Other	95	41	30	54
Land	3,527	1,963	1,392	1,564
Developed land	1,000	533	318	467
Other land	2,527	1,430	1,074	1,097
Property assets from home purchase mortgage loans to households	390	183	123	207
Other foreclosed property assets	104	53	42	51
Total property assets	4,823	2,692	1,969	2,131

	2024					2023
	Portfolio
	Financial assets held for trading and Financial assets designated as FV with changes in results	Financial assets at fair value through other comprehensive income	Financial assets at amortised cost	Non-trading financial assets mandatory at fair value through profit or loss	Total net direct exposure	Total net direct exposure
Spain	8,096	3,841	44,356	—	56,293	39,627
Portugal	89	1,240	6,323	—	7,652	6,859
Italy	4,830	452	7,633	—	12,915	5,594
Greece	—	—	—	—	—	—
Ireland	—	—	—	—	—	—
Rest Eurozone	595	567	5,050	—	6,212	8,124
UK	375	1,376	7,021	—	8,772	3,787
Poland	434	5,570	8,282	—	14,286	11,267
Rest of Europe	(6)	424	536	—	954	2,793
US	5,630	4,560	14,736	—	24,926	21,304
Brazil	9,185	13,824	3,632	—	26,641	27,733
Mexico	6,051	8,964	6,627	—	21,642	20,825
Chile	316	1,425	5,159	—	6,900	6,285
Rest of America	190	1,745	2,496	—	4,431	2,250
Rest of the World	15	3,502	3,486	—	7,003	4,527
Total	35,800	47,490	115,337	—	198,627	160,975
[1] Risks with domestic public or private borrowers in foreign currency and originated outside the country.
[2] Countries that are not considered low risk by Banco de España.

Current refinancing and restructuring balances
Amounts in EUR million, except number of transactions that are in units
2024
	Total
	Without real guarantee		With real guarantee
					Maximum amount of the actual collateral that can be considered		Impairment of accumulated value or accumulated losses in fair value due to credit risk
	Number of transactions	Gross amount	Number of transactions	Gross amount	Real estate guarantee	Rest of real guarantees
Credit entities	—	—	—	—	—	—	—
Public sector	23	9	9	2	2	—	4
Other financial institutions and: individual shareholder	946	70	605	306	199	52	93
Non-financial institutions and individual shareholder	543,934	5,515	47,854	6,668	3,678	1,398	3,011
Of which financing for constructions and property development	12,688	103	1,765	828	672	30	171
Other warehouses	3,308,884	4,534	483,714	10,040	4,375	3,754	4,038
Total	3,853,787	10,128	532,182	17,016	8,254	5,204	7,146
Financing classified as non-current assets and disposable groups of items that have been classified as held for sale	—	—	—	—	—	—	—

Current refinancing and restructuring balances
Amounts in EUR million, except number of transactions that are in units
2024
Of which, non-performing/Doubtful
	Without real guarantee		With real guarantee
					Maximum amount of the actual collateral that can be considered		Impairment of accumulated value or accumulated losses in fair value due to credit risk
	Number of transactions	Gross amount	Number of transactions	Gross amount	Real estate guarantee	Rest of real guarantees
Credit entities	—	—	—	—	—	—	—
Public sector	8	3	7	1	1	—	3
Other financial institutions and: individual shareholder	574	21	512	125	70	14	85
Non-financial institutions and individual shareholder	353,838	2,956	31,259	3,106	1,622	543	2,624
Of which financing for constructions and property development	8,789	64	1,116	218	154	20	127
Other warehouses	2,073,312	2,623	285,857	5,850	2,188	2,299	3,285
Total	2,427,732	5,603	317,635	9,082	3,881	2,856	5,997
Financing classified as non-current assets and disposable groups of items that have been classified as held for sale	—	—	—	—	—	—	—
The balance sheet items in the Group’s consolidated position that are subject to market risk are shown below, distinguishing those positions for which the main risk metric is VaR from those for which risk monitoring is carried out using other metrics:

Risk metric values on the consolidated balance sheet
EUR million
		Main market risk metric
	Balance sheet amount	VaR	Other	Main risk factor for 'Other' balance
Assets subject to market risk
Cash, cash balances at central banks and other deposits on demand	192,208		192,208	Interest rate
Financial assets held for trading	230,253	230,253
Non-trading financial assets mandatorily at fair value through profit or loss	6,130	4,641	1,489	Interest rate, spread
Financial assets designated at fair value through profit or loss	7,915		7,915	Interest rate, spread
Financial assets designated at fair value through other comprehensive income	89,898	2,193	87,705	Interest rate, spread
Financial assets at amortized cost	1,203,707		1,203,707	Interest rate, spread
Hedging derivatives	5,672		5,672	Interest rate, exchange rate
Changes in the fair value of hedged items in portfolio hedges of interest risk	(704)		(704)	Interest rate
Other assets	102,002
Total assets	1,837,081

Liabilities subject to market risk
Financial liabilities held for trading	152,151	152,151
Financial liabilities designated at fair value through profit or loss	36,360		36,360	Interest rate, spread
Financial liabilities at amortized cost	1,484,322		1,484,322	Interest rate, spread
Hedging derivatives	4,752		4,752	Interest rate, exchange rate
Changes in the fair value of hedged items in portfolio hedges of interest rate risk	(9)		(9)	Interest rate
Other liabilities	52,178
Total liabilities	1,729,754
Equity	107,327